Fair Value Measurements - Reconciliation of Level 3 Liabilities (Detail) - Contingent consideration - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017	Feb. 27, 2016
A reconciliation of the beginning and ending balances of Level 3 liabilities
Beginning balance	$ 281.0	$ 269.9	$ 270.9
Plated acquisition	60.1
Change in fair value	(54.1)	16.0	0.7
Payments	(5.1)	(4.9)	(1.7)
Ending balance	$ 281.9	$ 281.0	$ 269.9